Short-term investments	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Short-term investments
7.	Short-term investments
Short-term investments consist of the following:

	As of December 31,
	2022	2023
	(in thousands)
Debt securities:
U.S. Treasury securities	—	13,596

As of December 31, 2022 and 2023, the Group’s short-term investments comprised of only debt securities. Short-term trading debt securities were U.S. Treasury securities with maturities less than one year, which were bought and held principally for the purpose of selling them in the near term. The cost of U.S. Treasury securities was nil
and RMB
13,422,000
, with net unrealized gain of
nil
and RMB
174,000
recorded in other income, net as of December 31, 2022 and 2023, respectively.